COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 21, 2015	Mar. 31, 2016	Dec. 31, 2016
Other Commitments [Line Items]
Operating Lease Maturity Term	64 months
Operating Leases, Rent Expense		$ 500	$ 500
General and Administrative Expense [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense			$ 57,600